CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2020
CONTINGENT LIABILITIES
CONTINGENT LIABILITIES

42    CONTINGENT LIABILITIES

The Group is a defendant in a number of lawsuits arising in the ordinary course of business. While the outcomes of such lawsuits cannot be determined at present, management believes that any resulting liabilities will not have a material adverse effect on the financial position or operating results the Group.